Significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Statement of compliance
a.	Statement of compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (referred to as “IFRS”) as issued by the International Accounting Standards Board (referred to as “IASB”).

Basis of preparation
b.	Basis of preparation
The consolidated financial statements have been prepared on historical cost basis except for certain financial instruments, which are measured at fair value at the end of each reporting period as explained in the accounting policies.
Accounting policies are included in the relevant notes to the consolidated financial statements. For accounting policies related to financial assets and financial liabilities, refer note no. 38A.

Basis of consolidation
c.	Basis of consolidation
Subsidiaries
The consolidated financial statements include Tata Motors Limited and its subsidiaries. Subsidiaries are entities controlled by the Company. Control exists when the Company (a) has power over the investee, (b) is exposed, or has rights, to variable returns from its involvement with the investee and (c) has the ability to affect those returns through its power to direct relevant activities of the investee. Relevant activities are those activities that significantly affect an entity’s returns. The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements listed above. In assessing control, potential voting rights that currently are exercisable and other contractual arrangements that may influence control are taken into account. The impact of subsidiaries acquired or disposed of during the year are included in the consolidated financial statements from the effective date of acquisition and up to the effective date of disposal, as appropriate.

Inter-company transactions and balances including unrealized profits are eliminated on consolidation.
Non-controlling
interests in the net assets (excluding goodwill) of consolidated subsidiaries are identified separately from the Company’s equity. The interest of non-controlling
shareholders may be initially measured either at fair value or at the non-controlling
interests’ proportionate share of the fair value of the acquiree’s identifiable net assets. The choice of measurement basis is made on an acquisition-by-acquisition
basis. Subsequent to acquisition, the carrying amount of
non-controlling
interests is the amount of those interests at initial recognition plus the non-controlling
interests’ share of subsequent changes in equity. Total comprehensive income is attributed to non-controlling
interests even if it results in the
non-controlling
interest having a deficit balance.
Changes in the Company’s interests in subsidiaries that do not result in a loss of control are accounted for as equity transactions. The carrying amount of the Company’s interests and the non-controlling
interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling
interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to owners of the Company.
When the Company loses control of a subsidiary, the profit or loss on disposal is calculated as the difference between

(i)	the aggregate of the fair value of consideration received and the fair value of any retained interest and;

(ii)
the previous carrying amount of the assets (including goodwill), and liabilities of the subsidiary and any non-controlling
interests. Amounts previously recognized in other comprehensive income in relation to the subsidiary are accounted for (i.e., reclassified to profit or loss) in the same manner as would be required if the relevant assets or liabilities were disposed of. The fair value of any investment retained in the former subsidiary at the date when control is lost is regarded as the fair value on initial recognition for subsequent accounting or, when applicable, the cost on initial recognition of an investment in an associate or jointly controlled entity.

Interests in joint arrangements
A joint arrangement is an arrangement of which two or more parties have joint control. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.
Joint operations
Certain of the Company’s activities, are conducted through joint operations, which are joint arrangements whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, relating to the arrangement. The Company recognizes, in the consolidated financial statements, its share of the assets, liabilities, income and expenses of these joint operations incurred jointly with the other partners, along with its share of income from the sale of the output and any assets, liabilities and expenses that it has incurred in relation to the joint operation.
Joint ventures
A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. The results, assets and liabilities of a joint venture are incorporated in these financial statements using the equity method of accounting as described below.
Associates
Associates are those entities over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control of those policies. Significant influence is presumed to exist when the Company holds 20 percent or more of the voting power of the investee.

If accounting policies of associates differ from those adopted by the Group, the accounting policies of associates are aligned with those of the Group.
The results, assets and liabilities of associates are incorporated in these financial statements using the equity method of accounting as described below.
Equity method of accounting (equity accounted investees)
An interest in an associate or joint venture is accounted for using the equity method from the date the investee becomes an associate or a joint venture and are recognized initially at cost. The carrying value of investment in associates and joint ventures includes goodwill identified on date of acquisition, net of any accumulated impairment losses. The consolidated financial statements include the Company’s share of profits or losses, other comprehensive income and equity movements of equity accounted investments, from the date that significant influence or joint control commences until the date that significant influence or joint control ceases. When the Company’s share of losses exceeds its interest in an equity accounted investments, the carrying amount of that interest (including any long-term interests in the nature of net investments) is reduced to nil and the recognition of further losses is discontinued except to the extent that the Company has incurred constructive or legal obligations or has made payments on behalf of the investee.
When the Company transacts with an associate or joint venture of the Company, unrealized profits and losses are eliminated to the extent of the Company’s interest in its associate or joint venture.
Dividends are recognised when the right to receive payment is established.

Business Combinations
d.	Business Combinations
Acquisitions of subsidiaries and businesses are accounted for using the acquisition method. Acquisition related costs are recognized in profit or loss as incurred. The acquiree’s identifiable assets, liabilities and contingent liabilities that meet the conditions for recognition are recognized at their fair value at the acquisition date, except certain assets and liabilities that are required to be measured as per the applicable standard.
Purchase consideration in excess of the Company’s interest in the acquiree’s net fair value of identifiable assets, liabilities and contingent liabilities is recognized as goodwill. Excess of the Company’s interest in the net fair value of the acquiree’s identifiable assets, liabilities and contingent liabilities over the purchase consideration is recognized, after reassessment of fair value of net assets acquired, in the consolidated income statement.

Going Concern assessment
e.	Going Concern assessment
The Company’s consolidated financial statements have been prepared on a going concern basis.
The Company has performed an assessment of its financial position as at March 31, 2023 and forecasts of the Company and JLR for a period of at least twelve months from the date of authorization of these financial statements (the ‘Going Concern Assessment Period’ and the ‘Foreseeable Future’).
The Company and JLR have assessed their projected cash flows over the going concern assessment period. In developing these forecasts, the Company and JLR have modelled a base case, which has been further sensitised using severe but plausible downside scenarios. The base case uses the most recent Board-approved forecasts that include the going concern assessment period; taking into account the Group’s expectations of improved semiconductor supply, optimisation of production to prioritise the highest margin products along with the expectations relating to prevailing economic conditions, including the impact of inflationary pressures on material costs.

For the Company, the base case has been further sensitized using more severe but plausible scenarios considering external market commentaries and other factors impacting the global economy and automotive industry.
For JLR, a reverse stress test against the base case has been carried out to determine the decline in wholesale volume over a 12-month period that would result in a liquidity level that breached the GBP1 billion liquidity financing covenants. The reverse stress test assumes continued supply constraints and optimisation of supply to maximise production of higher margin products. In order to reach a liquidity level that breaches covenants, it would require a sustained decline in wholesale volumes of more than
65% compared to base case over a
12-month
period. The reverse test reflects variable profit impact of the wholesale volume decline, and assume all other assumptions, are held in line with the base case. It does not reflect other potential upside measures that could be taken in such a reduced volume scenario or any new funding. JLR does not consider this scenario to be plausible given the reverse stress test volumes are significantly lower than those achieved during the peak of the
Covid-19
pandemic and the quarters most severely impacted by the semiconductor shortages. JLR has also considered other severe but plausible downside scenarios and expected volumes under each of these scenarios is much higher than under the reverse stress test. JLR has considered severe but plausible downside scenarios, including scenario that reflect a decrease in variable profit per unit compared with the base case to include additional increase in material costs as a result of inflationary increases and other related production costs. The expected wholesale volumes under all of these scenarios is higher than under the reverse stress test.
Based on the evaluation described above, management believes that the Company and JLR have sufficient financial resources available to it at the date of approval of these financial statements and that it will be able to continue as a ‘going concern’ in the foreseeable future and for a period upto at least twelve months from the date of authorisation of these financial statement.

Use of estimates and judgments
f.	Use of estimates and judgments
The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income, expenses and disclosures of contingent assets and liabilities at the date of these financial statements and the reported amounts of revenues and expenses for the years presented. Actual results may differ from these estimates.
Estimates and underlying assumptions are reviewed at each balance sheet date. Revisions to accounting estimates are recognized in the period in which the estimate is revised and in future periods affected.
In particular, information about significant areas of estimation, uncertainty and critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the financial statements are included in the following notes:

i)	Note 13, 16 and 17 – Property, plant and equipment and intangible assets—useful lives and impairment, capitalization of product development costs

ii)	Note 15 – Impairment of goodwill

iii)	Note 20 – Recoverability/recognition of deferred tax assets

iv)	Note 25 – Provision for product warranty

v)	Note 32 – Measurement of assets and obligations relating to employee benefits

vi)	Note 4 – Allowances for credit losses for finance receivables

vii)	Estimated discounts / incentives required to be paid to dealers on retail of vehicles

viii)	Note 2(e) – Going concern assessment

Cost recognition
g.	Cost recognition
Costs and expenses are recognized when incurred and are classified according to their nature. Expenditure are capitalized, where appropriate, in accordance with the policy for internally generated intangible assets and represents employee costs, stores and other manufacturing supplies, and other expenses incurred for construction and product development undertaken by the Company.
Material and other cost of sales as reported in the consolidated income statement is presented net of the impact of realized foreign exchange relating to derivatives hedging cost exposures.

Foreign currency
h.	Foreign currency
These consolidated financial statements are presented in Indian rupees, which is the functional currency of Tata Motors Limited. Transactions in foreign currencies are recorded at the exchange rate prevailing on the date of transaction.
Foreign currency denominated monetary assets and liabilities are re-measured
into the functional currency at the exchange rate prevailing on the balance sheet date. Exchange differences are recognized in the consolidated income statement except

1.)	to the extent of exchange differences on foreign currency borrowings which are capitalized when they are regarded as an adjustment to interest costs.

2.)
exchange difference on certain foreign currency borrowings which are designated as hedging instruments against net investment hedges of foreign operation. Exchange difference on such hedges are recognised with foreign currency translation reserve.

For the purpose of presenting consolidated financial statements, the assets and liabilities of the Company’s foreign operations (having non-INR
functional currency) are translated to Indian rupees at the exchange rate prevailing on the balance sheet date. Income and expense items are translated at the average rate of exchange for the respective months. Exchange differences arising are recognized in Other Comprehensive Income and presented separately as currency translation reserve under equity.
Exchange differences arising from the translation of foreign operations previously recognized in currency translation reserve in equity are not reclassified from equity to the consolidated income statement until the disposal of such operation.

Impairment
i.	Impairment

i)	Goodwill
Cash generating units to which goodwill is allocated are tested for impairment annually at each balance sheet date, or more frequently when there is an indication that the unit may be impaired. If the recoverable amount of the cash generating unit is less than the carrying amount of the unit, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to that unit and then to the other assets of the unit pro rata on the basis of carrying amount of each asset in the unit. Goodwill impairment loss recognized is not reversed in subsequent period
s
.

ii)	Equity accounted investments: Joint ventures and associates
When necessary, the entire carrying amount of the investment (including goodwill) is tested for impairment as a single asset by comparing its recoverable amount with its carrying amount. Any impairment loss recognised forms part of the carrying amount of the investment. Any reversal of that impairment loss is recognised to the extent that the recoverable amount of the investment subsequently increases.

iii)	Property, plant and equipment and other intangible assets
At each balance sheet date, the Company assesses whether there is any indication that any property, plant and equipment and intangible assets with finite lives may be impaired. Intangible assets with indefinite useful lives and intangible assets not yet available for use, are tested for impairment annually at each balance sheet date, or earlier, if there is an indication that the asset may be impaired.
If any such impairment exists the recoverable amount of an asset is estimated to determine the extent of impairment, if any. Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs.
The Company also periodically assesses if there are any triggers for reversal of previously recognised impairment loss. A reversal of impairment loss is recognised if there is a trigger for reversal and the recoverable value exceeds the carrying value.
Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset (or cash generating unit) for which the estimates of future cash flows have not been adjusted. Cash flow projections are developed generally for five years using data from the Company’s latest internal forecasts and extrapolated beyond five years using estimated long-term growth rates. Key assumptions and sensitivities for impairment are disclosed in note 1
7
.
If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognized immediately in the consolidated income statement.
An asset or cash-generating unit impaired in prior years is reviewed at each balance sheet date to determine whether there is any indication of a reversal of impairment loss recognized in prior years.

Recent accounting pronouncements not yet adopted by the Company
j.	Recent accounting pronouncements not yet adopted by the Company
New Accounting pronouncements affecting amounts reported and /or disclosures in the financial statements.

Accounting Standard	Description	Applicable date
Amendments to IAS 1	Non – current Liabilities with Covenants	January 1, 2024
Amendments to IAS 1	Disclosure of Accounting Policies	January 1, 2023
Amendments to IAS 12	Deferred Tax related to Assets and Liabilities arising from a Single Transaction	January 1, 2023
Amendments to IAS 8	Definition of Accounting Estimates	January 1, 2023
Amendments to IAS 1	Classification of Liabilities as Current or Non-Current	January 1, 2024
Amendments to IFRS 16	Lease Liability in Sale and Leaseback	January 1, 2024
IFRS 17	Insurance Contracts	January 1, 2023
Amendments to IAS 1 – Non - current Liabilities with Covenants
The amendment clarifies how conditions with which an entity must comply within twelve months after the reporting period affect the classification of a liability.
The standard is effective for annual periods beginning on or after January 1, 2024 with early application permitted. The Company is assessing probable impact in its financial statements on adoption of these amendments.
Amendments to IAS 1 – Disclosure of Accounting Policies
The amendments require that an entity discloses its material accounting policies, instead of its significant accounting policies. Further amendments explain how an entity can identify a material accounting policy. Examples of when an accounting policy is likely to be material are added. To support the amendment, the Board has also developed guidance and examples to explain and demonstrate the application of the ‘four – step materiality process’ described in IFRS Practice Statement 2.
The standard is effective for annual periods beginning on or after January 1, 2023. The Company is assessing probable impact in its financial statements on adoption of these amendments.

Amendments to IAS 12 – Deferred Tax related to Assets and Liabilities arising from a Single Transaction
The amendments clarify that the initial recognition exemption does not apply to transactions in which equal amounts of deductible and taxable temporary differences arise on initial recognition.
The amendments are effective for annual periods beginning on or after January 1, 2023. Early application is permitted. The Company is assessing probable impact in its financial statements on adoption of these amendments.
Amendments to IAS 8 – Definition of Accounting Estimates
The amendments replace the definition of a ‘change in accounting estimates; with a definition of ‘accounting estimates’. Under the new definition, accounting estimates are “monetary amounts in financial statements that are subject to measurement uncertainty”. Entities develop accounting estimates if accounting policies require items in financial statements to be measured in a way that involves measurement uncertainty. The amendments clarify that a change in accounting estimate that results from new information or new developments is not the correction of an error.
The amendments are effective for annual periods beginning on or after January 1, 2023. Early application is permitted. The Company is assessing probable impact in its financial statements on adoption of these amendments.
Amendments to IAS 1 – Classification of Liabilities as Current or
Non-Current
The amendments aim to promote consistency in applying the requirements by helping companies determine whether, in the statement of financial position, debt and other liabilities with an uncertain settlement date should be classified as current (due or potentially due to be settled within one year) or non-current.
The amendments are effective for annual periods beginning on or after January 1, 2024. The Company is assessing probable impact in its financial statements on adoption of these amendments.
Amendments to IFRS 16 - Lease Liability in Sale and Leaseback
The amendment clarifies how a seller-lessee subsequently measures sale and leaseback transactions that satisfy the requirements in IFRS 15 to be accounted for as a sale.
The amendments are effective for annual periods beginning on or after January 1, 2024. The Company is assessing probable impact in its financial statements on adoption of these amendments.
IFRS 17 Insurance Contracts
In May 2017, IASB issued IFRS 17 which establishes the principles for recognition, measurement, presentation and disclosure of insurance contracts and supersedes IFRS 4 Insurance Contracts. IFRS 17 requires insurance liabilities to be measured at a current fulfilment value and provides a more uniform measurement and presentation approach for all insurance contracts. The Company has assessed that there will be no impact upon adoption of IFRS 17.

Convenience translation
k.	Convenience translation
The consolidated financial statements have been presented in Indian rupees (“Rs.”), Tata Motors Limited’s functional currency. For the convenience of the reader, the financial statements as at and for the year ended March 31, 2023, have been translated into U.S. dollars at US$1.00 = Rs.82.17 based on fixing rate in the City of Mumbai on March 31, 2023, for cable transfers in Indian rupees as published by the Foreign Exchange Dealers’ Association of India (FEDAI). Such translation should not be construed as representation that the rupee amounts have been or could be converted into U.S. dollars at that or any other rate, or at all.